UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
                                                --------------------

Check here if Amendment [   ]; Amendment Number:
                                                -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JANA PARTNERS LLC
           --------------------------------------------------------------
Address:   767 Fifth Avenue, 8th Floor
           --------------------------------------------------------------
            New York, New York 10153
           --------------------------------------------------------------




Form 13F File Number:     028-10328
                          --------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jennifer Fanjiang
           --------------------------------------------------------------
Title:     General Counsel
           --------------------------------------------------------------
Phone:     212 455-0900
           --------------------------------------------------------------


Signature, Place, and Date of Signing:

/s/ Jennifer Fanjiang         New York, New York           May 15, 2013
------------------------   -------------------------     ----------------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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Report Summary:


Number of Other Included Managers:             0
                                              ---------------
Form 13F Information Table Entry Total:        34
                                              ---------------
Form 13F Information Table Value Total:        $4,810,606
                                              ---------------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report
is filed, other than the manager filing this report.     NONE


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                                                     Form 13F Information Table

          Column 1               Column 2    Column 3  Column 4      Column 5       Column 6  Column 7           Column 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        Value    Shares/    Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer         Title of Class   CUSIP   (x$1000)  Prn Amt    Prn Call Discretion Managers   Sole     Shared     None
----------------------------- -------------- --------- -------- ---------   --- ---- ---------- -------- --------- --------- -------

AETNA INC NEW                   COM         00817Y108   195,816   3,829,777 SH        SOLE              3,698,834  130,943
AGRIUM INC                      COM         008916108 1,091,988  11,199,881 SH        SOLE             11,199,881        0
AMERICAN AXLE & MFG HLDGS IN    COM         024061103    43,143   3,160,666 SH        SOLE              3,048,904  111,762
ASHLAND INC NEW                 COM         044209104   271,014   3,647,566 SH        SOLE              3,554,555   93,011
ASHLAND INC NEW                 COM         044209104    16,420     221,000 SH CALL   SOLE
BIG LOTS INC                    COM         089302103   132,310   3,751,359 SH        SOLE              3,618,710  132,649
BMC SOFTWARE INC                COM         055921100   164,763   3,556,313 SH        SOLE              3,434,630  121,683
BOEING CO                       COM         097023105   133,216   1,551,734 SH        SOLE              1,498,680   53,054
COCA COLA ENTERPRISES INC NE    COM         19122T109   126,211   3,418,506 SH        SOLE              3,301,617  116,889
CONVERGYS CORP                  COM         212485106     9,121     535,603 SH        SOLE                498,251   37,352
COPART INC                      COM         217204106   218,160   6,365,920 SH        SOLE              6,147,286  218,634
CTRIP COM INTL LTD              AMERICAN
                                DEP SHS     22943F100    30,419   1,422,787 SH        SOLE              1,372,477   50,310
DIRECTV                         COM         25490A309   118,774   2,098,860 SH        SOLE              2,027,102   71,758
EXPEDIA INC DEL                 COM NEW     30212P303   115,740   1,928,530 SH        SOLE              1,862,593   65,937
FIFTH & PAC COS INC             COM         316645100    99,156   5,251,923 SH        SOLE              5,065,973  185,950
GROUPON INC                     COM CL A    399473107   134,292  21,943,239 SH        SOLE             21,192,984  750,255
HOSPIRA INC                     COM         441060100    20,077     611,569 SH        SOLE                590,668   20,901
IAC INTERACTIVECORP             COM PAR
                                $.001       44919P508    89,868   2,011,382 SH        SOLE              1,942,612   68,770
IRON MTN INC                    COM         462846106     5,447     150,000 SH CALL   SOLE
KINDER MORGAN INC DEL           COM         49456B101     2,853      73,768 SH        SOLE                 73,768        0
KINDER MORGAN INC DEL           W EXP
                                05/25/201   49456B119    21,272   4,138,616 SH        SOLE              3,991,998  146,618
LIBERTY INTERACTIVE CORP        LBT
                                VENT COM A  53071M880   199,089   2,634,156 SH        SOLE              2,541,012   93,144
LIVE NATION ENTERTAINMENT IN    COM         538034AB5     2,474     200,000 SH        SOLE                192,745    7,255
OFFICE DEPOT INC                COM         676220106    54,292  13,814,772 SH        SOLE             13,326,279  488,493
QEP RES INC                     COM         74733V100   237,470   7,458,253 SH        SOLE              7,252,271  205,982
ROCKWOOD HLDGS INC              COM         774415103   163,794   2,502,977 SH        SOLE              2,417,401   85,576
RYMAN HOSPITALITY PPTYS INC     COM         78377T107   126,153   2,757,464 SH        SOLE              2,659,959   97,505
SPDR S&P 500 ETF TR             TR UNIT     78462F103   401,404   2,562,100 SH  PUT   SOLE              2,472,600   89,500
SPECTRA ENERGY CORP             COM         847560109     3,825     124,407 SH        SOLE                119,878    4,529
SUPERVALU INC                   COM         868536103    71,249  14,136,844 SH        SOLE             13,636,962  499,882
TEEKAY CORPORATION              COM         Y8564W103    62,706   1,743,786 SH        SOLE              1,682,125   61,661
VERISIGN INC                    COM         92343E102   229,377   4,852,491 SH        SOLE              4,686,580  165,911
VISTEON CORP                    COM NEW     92839U206   133,124   2,307,178 SH        SOLE              2,225,596   81,582
ZYNGA INC                       CL A        98986T108    85,589  25,473,204 SH        SOLE             24,572,466  900,738

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